LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Less than one year	$ 107	$ 111
One to two years	76	94
Two to three years	9	70
Three to four years	10	0
Four to five years	10	0
More than five years	55	0
Total payments to be received	$ 267	$ 275